MIG Core ETF

Schedule of Investments

August 31, 2026 (Unaudited)

Description	Shares	Fair Value
COMMON STOCK†† — 60.1%
Communication Services — 6.2%
Alphabet, Cl C	60,869	$20,416,072
Meta Platforms, Cl A	32,497	18,599,333
Reddit, Cl A*	36,804	5,439,999
Spotify Technology*	5,224	2,839,871
		47,295,275
Consumer Discretionary — 3.1%
Amazon.com*	82,572	21,449,728
Jersey Mike's Subs, Cl A*	90,000	1,930,500
		23,380,228
Consumer Staples — 2.6%
Celsius Holdings*	640,075	20,130,359
Financials — 4.8%
Ares Management, Cl A	58,389	8,359,553
Blackstone	63,834	9,143,582
Credit Acceptance*	31,248	18,740,676
		36,243,811
Health Care — 8.0%
DexCom*	264,158	24,054,227
Eli Lilly	10,872	12,575,969
GMR Solutions, Cl A*	575,000	6,986,250
Sotera Health*	988,508	18,682,801
		62,299,247
Industrials — 2.3%
Advanced Drainage Systems	105,901	14,373,943
Regal Rexnord	17,212	2,727,241
		17,101,184
Information Technology — 30.9%
Amphenol, Cl A	36,733	5,824,017
Applied Materials	20,359	9,332,362
Broadcom	80,320	29,745,709
Ciena*	13,886	5,315,561
Coherent*	29,394	8,166,535
Datadog, Cl A*	30,643	7,263,617
Everpure, Cl A*	79,630	7,401,608
Jabil	9,859	3,009,558
KLA	32,174	5,644,928
Lam Research	37,795	11,394,814
Micron Technology	22,197	21,280,930
Microsoft	52,335	26,549,022
MongoDB, Cl A*	17,964	8,144,339
NVIDIA	22,159	4,892,264
Palo Alto Networks*	22,766	8,699,571
Rubrik, Cl A*	75,882	7,060,061
Seagate Technology Holdings	13,636	11,295,790
Shopify, Cl A*	44,349	6,535,712
Snowflake, Cl A*	15,558	5,156,388
Taiwan Semiconductor Manufacturing ADR	50,471	20,961,616
TD SYNNEX	27,595	6,977,396
Western Digital	22,644	10,202,254
Zscaler*	29,464	5,550,576
		236,404,628
Materials — 2.2%
Ecolab	14,358	4,066,186

Description	Shares	Fair Value
Materials — continued
Knife River*	206,575	$12,952,253
		17,018,439

Total Common Stock
(Cost $260,853,662)		459,873,171

EXCHANGE-TRADED FUNDS — 39.9%

Domestic Equity — 39.9%
Amplify Cybersecurity ETF	159,639	18,672,974
First Trust NASDAQ Clean Edge Smart Grid Infrastructure Index Fund	54,783	9,772,739
Invesco PHLX Semiconductor ETF	136,248	12,365,869
Invesco QQQ Trust, Series 1	52,097	37,341,046
iShares Expanded Tech Sector ETF	147,889	23,805,692
State Street SPDR NYSE Technology ETF	73,486	26,357,958
VanEck Semiconductor ETF	52,336	29,131,788
Vanguard S&P 500 ETF	209,308	147,539,116
		304,987,182
Total Exchange-Traded Funds
(Cost $253,039,750)		304,987,182

Total Investments - 100.0%
(Cost $513,893,412)		$764,860,353

Percentages based on Net Assets of $764,887,173.

††	Industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
*	Non-income producing security.

ADR — American Depositary Receipt
Cl — Class
ETF — Exchange-Traded Fund
NASDAQ — National Association of Securities Dealers Automated Quotations
NYSE— New York Stock Exchange
S&P— Standard & Poor's
SPDR— Standard & Poor's Depositary Receipts

MIG-QH-001-0200